Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® Loomis Sayles Opportunistic Bond ETF
(the “Fund”)
Supplement dated February 28, 2023 to the Prospectus and Summary Prospectus,
each dated October 31, 2022, as may be supplemented from time to time
Effective immediately, the Fund’s principal strategy has changed.
Accordingly, effective immediately, the following is added beneath the fifth paragraph in
“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 43 of the Prospectus and page 1 of the Summary Prospectus:
In pursuing its investment objective, the Fund seeks to outperform a composite benchmark comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans. The investment grade corporate bond portion of the composite benchmark is represented by the Bloomberg US Corporate Bond Index, the high yield corporate bond portion is represented by the Bloomberg US High Yield 2% Issuer Capped Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index.

SPDR Loomis Sayles Opportunistic Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SSGA Active Trust
SPDR® Loomis Sayles Opportunistic Bond ETF
(the “Fund”)
Supplement dated February 28, 2023 to the Prospectus and Summary Prospectus,
each dated October 31, 2022, as may be supplemented from time to time
Effective immediately, the Fund’s principal strategy has changed.
Accordingly, effective immediately, the following is added beneath the fifth paragraph in
“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 43 of the Prospectus and page 1 of the Summary Prospectus:
In pursuing its investment objective, the Fund seeks to outperform a composite benchmark comprising 50% investment grade corporate bonds, 25% high yield corporate bonds, and 25% senior loans. The investment grade corporate bond portion of the composite benchmark is represented by the Bloomberg US Corporate Bond Index, the high yield corporate bond portion is represented by the Bloomberg US High Yield 2% Issuer Capped Index, and the senior loan portion is represented by the Morningstar LSTA US Leveraged Loan Index.